12. Related parties (Details 1) - BRL (R$) R$ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of transactions between related parties [line items]
Trade receivables	R$ 73	R$ 170
Other assets	34	25
Trade payables	33	23
Other liabilities	145	153
Revenues (expenses)	39	(26)	R$ (43)
Controlling shareholders | Casino
Disclosure of transactions between related parties [line items]
Trade receivables	15	0
Other assets	0	0
Trade payables	2	1
Other liabilities	1	4
Revenues (expenses)	(64)	(48)	(64)
Controlling shareholders | Euris
Disclosure of transactions between related parties [line items]
Trade receivables	0	0
Other assets	0	0
Trade payables	0	0
Other liabilities	0	0
Revenues (expenses)	(2)	(3)	(4)
Controlling shareholders | Exito
Disclosure of transactions between related parties [line items]
Trade receivables	0	0
Other assets	0	0
Trade payables	0	0
Other liabilities	0	0
Revenues (expenses)	(1)	(1)	0
Controlling shareholders | Héllico
Disclosure of transactions between related parties [line items]
Trade receivables	0	0
Other assets	0	0
Trade payables	0	0
Other liabilities	3	0
Revenues (expenses)	(7)	0	(1)
Associates | FIC
Disclosure of transactions between related parties [line items]
Trade receivables	58	170
Other assets	33	24
Trade payables	31	22
Other liabilities	0	0
Revenues (expenses)	152	84	55
Other related parties | Greenyellow
Disclosure of transactions between related parties [line items]
Trade receivables	0	0
Other assets	0	0
Trade payables	0	0
Other liabilities	141	149
Revenues (expenses)	(39)	(58)	(26)
Other related parties | Others
Disclosure of transactions between related parties [line items]
Trade receivables	0	0
Other assets	1	1
Trade payables	0	0
Other liabilities	0	0
Revenues (expenses)	R$ 0	R$ 0	R$ (3)